                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Coatue Management, LLC
Address: 126 East 56th Street
         New York, New York 10022

Form 13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Phillipe P. Laffont
Title:   Investment Manager
Phone:   (212) 715-5100

Signature, Place, and Date of Signing:

         /s/Phillipe Laffont     New York, N.Y.        10/5/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     92

Form 13F Information Table Value Total:     $147,056
                                            [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2001
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------         ---------   --------      --------

                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  -----------   --------  ----  ------  ----


360NETWORKS        Subordinated
                   Shares        88575T205       97986   466600    SH         Sole         None      Sole
ACCELR8 TECHNOLOGY
  CORP (NEW)       Common        004304200       35750    11000    SH         Sole         None      Sole
AGERE SYS INC      Common        00845V100     2856600   690000    SH         Sole         None      Sole
AKAMAI TECH-
  NOLOGIES INC     Common        00971T101      218250    75000    SH         Sole         None      Sole
ALPHA INDUSTRIES
  INC.             Common        020753109      590785    30500    SH         Sole         None      Sole
AOL TIME WARNER
  INC              Common        00184A105     9959790   300900    SH         Sole         None      Sole
APPLIED MATERIALS
   INC             Common        038222105      887328    31200    SH         Sole         None      Sole
APPLIED MICRO
  CIRCUITS CORP    Common        03822W109      704480   100784    SH         Sole         None      Sole
ARIBA INC          Common        04033V104     1282277   689396    SH         Sole         None      Sole
AT&T CORP          Common        001957109     2219500   115000    SH         Sole         None      Sole
ATMEL CORP.        Common        049513104     2734024   409285    SH         Sole         None      Sole
AVANEX CORP        Common        05348W109      503200   170000    SH         Sole         None      Sole
BIDCOM INTER-
  NATIONAL INC     Common        088788104        2410    10000    SH         Sole         None      Sole
BOOKS A MILLION
  INC              Common        098570104       36300    11000    SH         Sole         None      Sole
BROADCOM CORP      Class A       111320107     2641030   130100    SH         Sole         None      Sole
BROCADE COMMUNICA-
 TIONS
SYSTEMS INC        Common        111621108      764635    54500    SH         Sole         None      Sole
BUSINESS OBJECTS,
 S.A. SPON         American
                   Depository
                   Shares        12328X107     1741350    89300    SH         Sole         None      Sole
C-PHONE CORP       Common        12616P105         396    22000    SH         Sole         None      Sole
CABLEVISION SYS
 CORP CABLEVISION
 NY GROUP COM      Class A       12686C109     2047000    50000    SH         Sole         None      Sole





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

CENTILLIUM COM-
 MUNICATIONS INC
                   Common        152319109      784770   129500    SH         Sole         None      Sole
CIENA CORPORATION  Common        171779101      735735    71500    SH         Sole         None      Sole
CLEAR CHANNEL
 COMMUNICATIONS    Common        184502102     7922175   199300    SH         Sole         None      Sole
COMCAST CP CL-A
  SPECIAL          Class A       200300200    10517084   293200    SH         Sole         None      Sole
COREL CORP         Common        21868Q109      558189   267076    SH         Sole         None      Sole
COSINE COMMUNICA-
 TIONS INC         Common        221222102        9250    25000    SH         Sole         None      Sole
DSL.NET INC        Common        262506108       27000   180000    SH         Sole         None      Sole
E.SPIRE COMMUNI-
  CATIONS INC      Common        269153102        7935   115000    SH         Sole         None      Sole
ECHOSTAR COM-
 MUNICATIONS CORP  Class A       278762109     3292705   141500    SH         Sole         None      Sole
ENTERCOM COMMS.
 CORP              Class A       293639100     1455200    42800    SH         Sole         None      Sole
FINISAR CORPORA-
 TION              Common        31787A101      925452   233700    SH         Sole         None      Sole
FOCAL COMMUNICA-
 TIONS CORP        Common        344155106       59247   204300    SH         Sole         None      Sole
FREEMARKETS, INC.  Common        356602102     2380500   225000    SH         Sole         None      Sole
GENERAL MOTORS
 CORPORATION       Class H       370442832     3816379   286300    SH         Sole         None      Sole
GLOBALSTAR TELE-
 COMMUNICATION     Common        G3930H104       52091   208364    SH         Sole         None      Sole
HANDSPRING INC     Common        410293104      118800    88000    SH         Sole         None      Sole
I2 TECHNOLOGIES,
  INC.             Common        465754109      983840   286000    SH         Sole         None      Sole
INFORMATICA CORP   Common        45666Q102     2658745   673100    SH         Sole         None      Sole
INRANGE TECH-
 NOLOGIES CORP     Class B       45769V206      498960    84000    SH         Sole         None      Sole
INTERNET AMERICA
 INC               Common        46058Y109        7750    25000    SH         Sole         None      Sole
INTL RECTIFIER
 CORP.             Common        460254105     3605252   132400    SH         Sole         None      Sole
JB OXFORD HOLDINGS
  INC              Common        466107109       13650    13000    SH         Sole         None      Sole
JDS UNIPHASE
 CORPORATION       Common        46612J101     1572972   248888    SH         Sole         None      Sole
JUNO ONLINE
 SERVICES INC      Common        482048105      130114   194200    SH         Sole         None      Sole
KLA-TENCOR
 CORPORATION       Common        482480100      473700    15000    SH         Sole         None      Sole
LAMAR ADVERTISING
  CO               Class A       512815101     2152720    71000    SH         Sole         None      Sole
LEVEL 3 COMMUNI-
 CATIONS INC       Common        52729N100     1745982   461900    SH         Sole         None      Sole




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

LEXMARK INTER-
 NATIONAL INC.     Class A       529771107     1390481    31100    SH         Sole         None      Sole
LINEAR TECHNOLOGY
  CORP             Common        535678106     1636720    49900    SH         Sole         None      Sole
MAXIM INTEGRATED
  PRODUCTS INC     Common        57772K101      524100    15000    SH         Sole         None      Sole
MCDATA CORP        Class B       580031102       84500    10000    SH         Sole         None      Sole
NEON COMMUNICA-
 TIONS INC         Common        640506101      124670    45500    SH         Sole         None      Sole
NETWORK ACCESS
  SOLUTIONS
 CORPORATION       Common        64120S109       35520   177600    SH         Sole         None      Sole
NETWORK APPLIANCE
  INC              Common        64120L104     1473900   216750    SH         Sole         None      Sole
NETWORK PLUS CORP  Common        64122D506      327442   324200    SH         Sole         None      Sole
NETZERO INC.       Common        64122R109     20584.2    52780    SH         Sole         None      Sole
NOKIA CORP SPON
  ADR              ADR           654902204     4424255   282700    SH         Sole         None      Sole
NOVELLUS SYSTEMS
 INC               Common        670008101      491232    17200    SH         Sole         None      Sole
NTL INCORPORATED
 (NEW)             Common        629407107      398350   128500    SH         Sole         None      Sole
ONI SYSTEMS CORP   Common        68273F103      445315   110500    SH         Sole         None      Sole
OPLINK COMMUNICA-
 TIONS INC         Common        68375Q106       75240   114000    SH         Sole         None      Sole
ORACLE CORPORATION Common        68389X105     6575566   522700    SH         Sole         None      Sole
PEAPOD INC         Common        704718105       21280    14000    SH         Sole         None      Sole
PEGASUS COMMUNICA-
 TIONS CORP        Class A       705904100       70000    10000    SH         Sole         None      Sole
PERLE SYSTEMS LTD  Common        714152105        6400    10000    SH         Sole         None      Sole
PMC-SIERRA INC     Common        69344F106      727116    70800    SH         Sole         None      Sole
PRICE COMMUNICA-
 TIONS CORP NEW    Common        741437305     1262775    74500    SH         Sole         None      Sole
QLOGIC CORP        Common        747277101     1839200    96800    SH         Sole         None      Sole
RCN CORP           Common        749361101     1662400   519500    SH         Sole         None      Sole
RETEK INC          Common        76128Q109      140082    11100    SH         Sole         None      Sole
RF MICRO DEVICES
  INC              Common        749941100     2647700   159500    SH         Sole         None      Sole
RIVERSTONE NET-
 WORKS INC         Common        769320102      721875   137500    SH         Sole         None      Sole
ROGERS COMMUNI-
 CATIONS INC       Class B       775109200     3971935   309100    SH         Sole         None      Sole
SECURE COMPUTING
  CORP             Common        813705100      343822    35300    SH         Sole         None      Sole
SONUS NETWORKS
 INC               Common        835916107      300000   100000    SH         Sole         None      Sole
SPRINT CORP
 (PCS GRP)         Common        852061506     6572500   250000    SH         Sole         None      Sole





                                6




STORAGENETWORKS
 INC.              Common        86211E103      627660   158500    SH         Sole         None      Sole
TAKE TWO INTER-
 ACTIVE
 SOFTWARE INC      Common        874054109      316029    44700    SH         Sole         None      Sole
TELIGENT, INC.     Class A       87959Y103       24410   141100    SH         Sole         None      Sole
TERRA NETWORKS SA  American
                   Depository
                   Shares        88100W103      270788    53200    SH         Sole         None      Sole
TRANSMETA CORP DEL Common        89376R109       14100    10000    SH         Sole         None      Sole
TYCOM LTD.         Common        G9144B106     2386400   304000    SH         Sole         None      Sole
USA NETWORKS INC   Common        902984103      656270    36500    SH         Sole         None      Sole
VIACOM INC         Class B       925524308    12233700   354600    SH         Sole         None      Sole
VIATEL INC         Common        925529208       12330   205500    SH         Sole         None      Sole
VIVENDI UNIVERSAL  ADR           92851S204     1701045    36700    SH         Sole         None      Sole
VODAFONE GROUP
 PLC               ADR           92857W100     6959124   316900    SH         Sole         None      Sole
WESTERN WIRELESS
  CORP.            Class A       95988E204     5276436   156200    SH         Sole         None      Sole
WESTWOOD ONE INC   Common        961815107     2187175    98300    SH         Sole         None      Sole
WINSTAR COMMUNICA-
 TIONS INC         Common        975515107       44519   645200    SH         Sole         None      Sole
WORLD ACCESS INC
 (NEW)             Common        98141A101        2142   178500    SH         Sole         None      Sole
XO COMMUN, INC.    Class A       983764101       54940   134000    SH         Sole         None      Sole
ZIXIT CORP         Common        98974P100      144600    30000    SH         Sole         None      Sole
                                 Total:       $147,056
                                           [thousands]

02984001.AA3























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